Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	161,151,299.98	15,429
Yield Supplement Overcollateralization Amount 07/31/23	3,393,052.62	0
Receivables Balance 07/31/23	164,544,352.60	15,429
Principal Payments	9,587,865.96	330
Defaulted Receivables	101,810.86	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	3,074,685.37	0
Pool Balance at 08/31/23	151,779,990.41	15,091

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.29%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,452,277.23	98
Past Due 61-90 days	347,521.24	22
Past Due 91-120 days	95,253.26	6
Past Due 121+ days	0.00	0
Total	1,895,051.73	126

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	68,907.43
Aggregate Net Losses/(Gains) - August 2023	32,903.43
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	-0.08%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	0.12%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.79%
Weighted Average Contract Rate, Yield Adjusted	5.86%
Weighted Average Remaining Term	25.44

Flow of Funds	$ Amount
Collections	10,182,976.51
Investment Earnings on Cash Accounts	42,321.65
Servicing Fee	(137,120.29)
Transfer to Collection Account	-
Available Funds	10,088,177.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	74,457.18
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	5,122,260.27
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	594,704.87

Total Distributions of Available Funds	10,088,177.87

Servicing Fee	137,120.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	156,902,250.68
Principal Paid	9,371,309.57
Note Balance @ 09/15/23	147,530,941.11

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2a
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2b
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-3
Note Balance @ 08/15/23	41,822,250.68
Principal Paid	9,371,309.57
Note Balance @ 09/15/23	32,450,941.11
Note Factor @ 09/15/23	11.5155930%

Class A-4
Note Balance @ 08/15/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	76,830,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	25,500,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	12,750,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	122,163.43
Total Principal Paid	9,371,309.57
Total Paid	9,493,473.00

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	21,956.68
Principal Paid	9,371,309.57
Total Paid to A-3 Holders	9,393,266.25

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1441150
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0552444
Total Distribution Amount	11.1993594

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0779158
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.2551795
Total A-3 Distribution Amount	33.3330953

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	546.59
Noteholders' Principal Distributable Amount	453.41

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	8,498,098.59
Investment Earnings	37,960.65
Investment Earnings Paid	(37,960.65)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$584,728.83	$573,027.71	$601,615.60
Number of Extensions	43	36	39
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	0.33%	0.33%